SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS
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                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                         VARIABLE SEPARATE ACCOUNT
              Polaris Choice IV Variable Annuity dated May 1, 2014
            Polaris Platinum III Variable Annuity dated May 1, 2014
        Polaris Preferred Solution Variable Annuity dated May 1, 2014
       Polaris Retirement Protector Variable Annuity dated May 1, 2014
      Polaris Select Investor Variable Annuity dated November 10, 2014


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       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                       FS VARIABLE SEPARATE ACCOUNT
           Polaris Choice IV Variable Annuity dated May 1, 2014
         Polaris Platinum III Variable Annuity dated May 1, 2014
      Polaris Preferred Solution Variable Annuity dated May 1, 2014
     Polaris Retirement Protector Variable Annuity dated May 1, 2014 Polaris Select Investor Variable Annuity dated November 10, 2014

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Effective on or about January 16, 2015, the SunAmerica Series Trust "Total
Return Bond Portfolio" changed its name to "SA JPMorgan MFS Core Bond Portfolio," and its investment manager changed from "Pacific Investment Management Company LLC" to "J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company." Accordingly, all references in the prospectus to the "Total Return Bond Portfolio" and to its manager "Pacific Investment Management Company LLC" are respectively replaced with the "SA JPMorgan MFS Core Bond Portfolio" and the managers "J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company."

     Underlying Fund   Managed by:                     Trust   Asset Class
     ---------------   ----------------------          -----   ------------
     SA JPMorgan MFS   J.P. Morgan Investment          SAST    Bond
     Core Bond         Management Inc. and
     Portfolio         Massachusetts Financial
                       Services Company


Dated:  January 16, 2015

              Please keep this Supplement with your Prospectus